UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.     REPORTS TO STOCKHOLDERS.


MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF AND FOR THE SIX-MONTH
PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........................1

FINANCIAL STATEMENTS (Unaudited):

   Schedule of Investments...................................................2-4

   Statement of Assets and Liabilities.........................................5

   Statement of Operations.....................................................6

   Statements of Changes in Net Assets.........................................7

   Statement of Cash Flows.....................................................8

   Notes to Financial Statements...............................................9

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of September 30, 2006, and the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2006. These interim financial statements are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

November 20, 2006

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

          STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
                              AND OPTION CONTRACTS

                                    Event Driven -- 34.4%

                                    Commodity & Trading -- 24.6%

                                    Variable Equity -- 22.8%

        [PIE CHART OMITTED]         Equity Hedge -- 13.8%

                                    Multi-Strategy -- 2.4%

                                    Relative Value -- 1.8%

                                    Option Contracts -- 0.2%

                                                                                      % OF
INVESTMENT FUNDS                                     COST         FAIR VALUE       NET ASSETS

COMMODITY & TRADING
AQR Absolute Return Institutional Fund, LP       $  3,800,000    $  4,341,402            2.50%
Blenheim Fund, LP                                   6,225,000       9,762,268            5.62%
Bridgewater Pure Alpha Fund II, LLC                 5,900,000       5,428,534            3.13%
Clarium Capital LLC                                 4,625,000       4,662,374            2.68%
CRG Partners, LP                                    3,050,000       3,221,546            1.85%
D.E. Shaw Oculus Fund, LLC                          4,850,000       5,742,644            3.30%
Grossman Currency Fund LP                           3,050,000       2,754,779            1.59%
Peloton Multi-Strategy Fund, LP                     3,950,000       4,056,476            2.33%
SemperMacro Fund Limited                            4,275,000       3,974,239            2.29%
Touradji Global Resources Fund, LP (Series A)       4,625,000       5,029,318            2.89%
                                                 ------------    ------------    -------------
TOTAL COMMODITY & TRADING                          44,350,000      48,973,580           28.18%
                                                 ------------    ------------    -------------

EQUITY HEDGE
Coatue Qualified Partners, L.P.                     4,019,586       4,948,402            2.85%
Force Capital LLC                                   3,200,000       3,462,389            1.99%
Intrepid Enhanced Alpha Fund (QP), L.P.             3,573,186       3,925,479            2.26%
Ivory Flagship Fund, LP                             4,275,000       5,626,306            3.24%
Touradji Deeprock Partners LP                       3,350,000       3,187,882            1.84%
Walker Smith Capital (QP), L.P.                     2,211,970       2,902,701            1.67%
Zebedee European Fund Ltd.                          3,350,000       3,446,549            1.98%
                                                 ------------    ------------    -------------
TOTAL EQUITY HEDGE                                 23,979,742      27,499,708           15.83%
                                                 ------------    ------------    -------------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                                                     % OF
INVESTMENT FUNDS                                     COST        FAIR VALUE       NET ASSETS

EVENT DRIVEN
Cerberus Partners, L.P.                         $  1,144,204    $  2,125,914            1.22%
Cevian Capital II LP (Class C)                     1,356,250       1,585,509            0.91%
Deephaven Event Arbitrage Fund L.L.C.              6,150,000       7,940,399            4.57%
Greywolf Capital Partners II, LP                   4,025,000       5,131,296            2.95%
King Street Capital, L.P.                          2,166,109       3,614,464            2.08%
Lansdowne European Strategic Equity Fund, LP       7,300,000       9,632,732            5.55%
MAC Japan 1 Unit Trust                             2,557,833       2,299,354            1.32%
OZ Domestic Partners II L.P.                       5,900,000       7,193,106            4.14%
Rockbay Capital Institutional Fund L.L.C.          6,025,000       5,852,077            3.37%
Sparx Japan Value Creation Investors Fund LP       3,575,000       3,297,471            1.90%
Steel Partners II, LP                              6,150,000       6,694,462            3.85%
Trian Partners, LP                                 3,200,000       3,670,774            2.11%
Trian Partners, SPV I, LP                            800,000         876,051            0.51%
ValueAct Capital Partners, L.P.                    7,325,000       8,557,037            4.92%
                                                ------------    ------------    -------------
TOTAL EVENT DRIVEN                                57,674,396      68,470,646           39.40%
                                                ------------    ------------    -------------

MULTI-STRATEGY
Amaranth Partners, L.L.C.                          6,400,000       3,851,375            2.21%
Satellite Fund II, L.P.                              627,696         934,643            0.54%
                                                ------------    ------------    -------------
TOTAL MULTI-STRATEGY                               7,027,696       4,786,018            2.75%
                                                ------------    ------------    -------------

RELATIVE VALUE
CFIP Domestic Fund                                 3,625,000       3,647,639            2.10%
                                                ------------    ------------    -------------
TOTAL RELATIVE VALUE                               3,625,000       3,647,639            2.10%
                                                ------------    ------------    -------------

VARIABLE EQUITY
Eureka Fund Ltd., Class B USD                      2,600,000       2,989,283            1.72%
Gandhara Fund, LP                                  3,825,000       4,699,078            2.70%
Impala Fund LP                                     3,350,000       3,128,703            1.80%
Jefferies Paragon Fund, LLC                        3,040,000       3,142,123            1.81%
Marshall Wace European TOPS Fund Limited           5,200,000       6,371,242            3.67%
Rosehill Japan Fund L.P.                           3,725,000       3,747,987            2.16%
SLS Investors, L.P.                                3,050,000       3,467,470            1.99%
Stadia Consumer Fund (QP), L.P.                    2,250,000       2,098,786            1.21%
Tontine Partners LP (Class C)                      4,625,000       3,300,896            1.90%
Tosca                                              4,485,852       6,167,015            3.55%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

                                                                                              % OF
INVESTMENT FUNDS                                          COST          FAIR VALUE          NET ASSETS

VARIABLE EQUITY (CONTINUED)
Vardon Focus Fund, LP                                $   3,100,000     $   3,295,297               1.90%
Zaxis Institutional Partners, L.P.                       2,617,093         3,020,954               1.74%
                                                     -------------     -------------      ---------------
TOTAL VARIABLE EQUITY                                   41,867,945        45,428,834              26.15%
                                                     -------------     -------------      ---------------

                                                     -------------     -------------      ---------------
Total Investment funds                                 178,524,779       198,806,425             114.41%
                                                     -------------     -------------      ---------------

OPTION CONTRACTS
iShares Russell 2000 Index, November 2006, 75 Put          394,364           183,000               0.11%
iShares Russell 2000 Index, January 2007, 65 Put            54,723            36,138               0.02%
S&P 500 Index, December 2006, 1125 Put                      47,614             6,270               0.01%
S&P 500 Index, December 2006, 1150 Put                      45,444             6,300               0.00%
S&P 500 Index, December 2006, 1250 Put                      39,699            25,740               0.01%
S&P 500 Index, March 2007, 1150 Put                         67,325            18,500               0.01%
S&P 500 Index, March 2007, 1175 Put                         37,789            21,620               0.01%
S&P 500 Index, March 2007, 1225 Put                         54,963            44,950               0.03%
                                                     -------------     -------------      ---------------
Total Option Contracts                                     741,921           342,518               0.20%
                                                     -------------     -------------      ---------------

Total Investment funds and Option Contracts          $ 179,266,700       199,148,943             114.61%
                                                     =============

Less: liabilities in excess of other assets                              (25,385,997)            (14.61)%
                                                                       -------------      ---------------

Net Assets                                                             $ 173,762,946             100.00%
                                                                       =============      ===============

FUTURES - A summary of the open futures contracts held by the Company at September 30, 2006, is as follows:

-------------------------------------------------------------------------------------------------------
                                                       NUMBER OF         EXPIRATION         UNREALIZED
TYPE OF CONTRACT                                       CONTRACTS            DATE           APPRECIATION
-------------------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                               (166)          December 2006      $      43,160
                                                                                          =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

ASSETS:
  Investment funds--at fair value (cost--$178,524,779)                                  $ 198,806,425
  Investments in option contracts--at fair value (cost--$741,921)                             342,518
  Cash and cash equivalents                                                                 5,718,110
  Fund investments made in advance                                                          1,356,250
  Receivable for investments sold                                                             633,945
  Unrealized appreciation on futures contracts                                                 43,160
  Other assets                                                                                 15,184
                                                                                        -------------

               Total assets                                                               206,915,592
                                                                                        -------------

LIABILITIES:
  Loan payable                                                                             23,194,033
  Capital withdrawals payable                                                               6,501,091
  Capital contributions received in advance                                                 2,421,024
  Management fee payable                                                                      783,911
  Accrued professional fees payable                                                           185,710
  Loan commitment fee payable                                                                  48,125
  Administrative fee payable                                                                   13,276
  Other liabilities                                                                             5,476
                                                                                        -------------

               Total liabilities                                                           33,152,646
                                                                                        -------------

NET ASSETS                                                                              $ 173,762,946
                                                                                        =============

COMPONENTS OF NET ASSETS:
    Capital transactions--net                                                           $ 156,062,392
    Accumulated net investment loss                                                       (11,106,881)
    Accumulated realized gain on investment funds, option and futures contracts             8,882,032
    Accumulated net unrealized appreciation on investment funds and option contracts       19,882,243
    Accumulated net unrealized appreciation on futures contracts                               43,160
                                                                                        -------------

NET ASSETS                                                                              $ 173,762,946
                                                                                        =============

NET ASSET VALUE PER UNIT:
     (Net assets divided by 144,466.843 units of beneficial interest)                   $    1,202.79
                                                                                        =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                        $      39,836
                                                                  -------------

TOTAL INVESTMENT INCOME                                                  39,836
                                                                  -------------

EXPENSES:
  Management fee                                                      1,550,791
  Administrative fee                                                     78,330
  Interest expense                                                      881,732
  Professional fees                                                     132,500
  Loan commitment fee                                                    96,785
  Board of Managers fee                                                  13,500
  Custody fee                                                             8,864
  Other                                                                   8,041
                                                                  -------------

          Total expenses                                              2,770,543

  Less contractual expense waiver                                       (19,290)
                                                                  -------------

           Net expenses                                               2,751,253
                                                                  -------------

NET INVESTMENT LOSS                                                  (2,711,417)
                                                                  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment funds                               2,906,323
  Net realized loss on option contracts                                (470,549)
  Net realized loss on futures contracts                               (645,842)
  Net change in unrealized depreciation on investment funds         (10,509,511)
  Net change in unrealized depreciation on option contracts            (195,044)
  Net change in unrealized appreciation on futures contracts             43,160
                                                                  -------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (8,871,463)
                                                                  -------------

DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                 $ (11,582,880)
                                                                  =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

                                                               SIX-MONTH
                                                             PERIOD ENDED
                                                             SEPTEMBER 30,         YEAR ENDED
                                                            2006 (UNAUDITED)     MARCH 31, 2006
                                                            ----------------     --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                        $   (2,711,417)     $   (4,706,883)
  Net realized gain on investment funds,
    option and futures contracts                                  1,789,932           5,224,163
  Net change in unrealized appreciation (depreciation)
    on investment funds, option and futures contracts           (10,661,395)         21,926,454
                                                             --------------      --------------

           Net increase (decrease) in net assets from
             investment activities                              (11,582,880)         22,443,734
                                                             --------------      --------------

CAPITAL TRANSACTIONS:
  Capital contributions                                          25,593,069          65,746,732
  Capital redemptions                                            (9,360,209)        (36,008,253)
                                                             --------------      --------------

NET CAPITAL TRANSACTIONS                                         16,232,860          29,738,479

NET ASSETS--Beginning of period                                 169,112,966         116,930,753
                                                             --------------      --------------

NET ASSETS--End of period                                    $  173,762,946      $  169,112,966
                                                             ==============      ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Decrease in net assets from investment activities                                            $ (11,582,880)
  Adjustments to reconcile net decrease in net assets
    from investment activities to net cash provided by operating activities:
    Net purchases of investment funds and option contracts                                        (4,347,578)
    Net change in unrealized depreciation on investment funds, option and futures contracts       10,661,395
    Net realized gain on investment funds and option contracts                                    (2,435,774)
    Decrease in fund investments made in advance                                                  12,575,750
    Decrease in receivable for investments sold                                                      352,277
    Decrease in other assets                                                                           6,184
    Increase in management fee payable                                                                36,063
    Decrease in administrative fee payable                                                           (24,612)
    Increase in accrued professional fees payable                                                     76,355
    Increase in loan commitment fee payable                                                           48,125
    Decrease in other liabilities                                                                       (457)
                                                                                               -------------

           Net cash provided by operating activities                                               5,364,848
                                                                                               -------------

FINANCING ACTIVITIES:
   Capital contributions                                                                          25,593,069
   Capital withdrawals                                                                            (9,360,209)
   Proceeds from loans                                                                            17,118,875
   Repayments of loans                                                                           (35,532,016)
   Decrease in capital withdrawals payable                                                        (2,089,708)
   Decrease in capital contributions received in advance                                            (544,549)
                                                                                               -------------

           Net cash used in financing activities                                                  (4,814,538)
                                                                                               -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                                            550,310
                                                                                               -------------

CASH AND CASH EQUIVALENTS--Beginning of period                                                     5,167,800
                                                                                               -------------

CASH AND CASH EQUIVALENTS--End of period                                                       $   5,718,110
                                                                                               =============

SUPPLEMENTAL DISCLOSURE:
   Cash paid for interest                                                                      $     881,732
                                                                                               =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns, which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. also serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six-month period ended September 30, 2006, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2006, fees for these services ranged from 0.0% to 2.5% annually for management fees and 20.0% to 50.0% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      OPTIONS -- The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase from an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 2.00% of average net assets through December 31, 2007. The Adviser will not seek recapture of expenses contractually reimbursed.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES -- The Company is treated as a partnership and therefore is not subject to federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      FUTURES CONTRACTS -- The Company utilized futures contracts during the six-month period ended September 30, 2006. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

3.    INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2006, the Company made purchases of $36,021,156 and sales of $31,673,578 of investments.

      At September 30, 2006, the aggregate cost of investment funds and option contracts for tax purposes was expected to be similar to book cost of $179,266,700. At September 30, 2006, accumulated net unrealized appreciation on investment funds and option contracts was $19,882,243 consisting of $26,465,383 gross unrealized appreciation and $(6,583,140) gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act. For the six-month period ended September 30, 2006, the average borrowings were $29,609,707.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

4.    BANK BORROWINGS (CONTINUED)

      As of September 30, 2006, there were borrowings outstanding of $23,194,033. Interest rates charged during the six-month period ended September 30, 2006 ranged from 5.43% to 6.01% annually. The Company will pay a commitment fee at a rate of 0.35% per year on the daily amount of the commitment.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is mitigated by regulatory requirements from the exchanges on which they are traded. The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

      Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

6.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                               FOR THE PERIOD
                                SIX-MONTH PERIOD                                                                SEPTEMBER 24,
                                 ENDED SEPTEMBER                                                              2002 (INCEPTION)
                                    30, 2006            YEAR ENDED         YEAR ENDED         YEAR ENDED        THROUGH MARCH
                                   (UNAUDITED)        MARCH 31, 2006     MARCH 31, 2005     MARCH 31, 2004        31, 2003
                                ----------------      --------------     --------------     --------------     ---------------
Net asset value,
   beginning of period           $   1,282.59          $   1,119.53       $   1,103.65       $   1,036.59       $   1,000.00
Net investment loss                    (19.36)               (35.00)            (22.49)            (22.03)            (11.48)
Realized and unrealized gain
   (loss) on investments               (60.44)               198.06              38.37              89.09              48.07
                                 ------------          ------------       ------------       ------------       ------------
Total from operations                  (79.80)               163.06              15.88              67.06              36.59
                                 ------------          ------------       ------------       ------------       ------------
Net asset value, end of period   $   1,202.79          $   1,282.59       $   1,119.53       $   1,103.65       $   1,036.59
                                 ============          ============       ============       ============       ============

Net assets, end of period        $173,762,946          $169,112,966       $116,930,753       $ 57,223,670       $ 45,897,556
Ratio of net investment loss
   to average net assets                (3.06)%(1)(4)         (2.93)%(5)         (1.97)%(6)         (1.94)%(7)         (1.78)%(1)(8)
                                 ------------          ------------       ------------       ------------       ------------
Ratio of operating expenses
   to average net assets (3)             2.00%(1)              2.00%              2.00%              2.00%              1.95%(1)
Ratio of bank borrowing
   expenses to average
   net assets (3)                        1.10%(1)              0.94%              0.00%              0.00%              0.00%
                                 ------------          ------------       ------------       ------------       ------------
Ratio of total expenses
   to average net assets (3)             3.10%(1)(4)           2.94%(5)           2.00%(6)           2.00%(7)           1.95%(1)(8)
                                 ------------          ------------       ------------       ------------       ------------
Total return                            (6.22)%(2)            14.57%              1.44%              6.47%              3.66%(2)
Portfolio turnover                      15.67%(2)             50.78%             23.88%             24.93%             35.09%(2)

(1)   Annualized.

(2)   Not annualized.

(3) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.08)% and 3.12%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(7) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.

(8) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

7.    NEW ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Company has not evaluated the impact that will result from adopting FIN 48.

      In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

ITEM 2.     CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                                              PORTFOLIO MANAGERS

                                         OTHER ACCOUNTS MANAGED TABLE
                                          (As of September 30, 2006)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                  Vehicles(2)               Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                Total
                                                     Total Assets                Total Assets                 Assets of
                                         Number       of Accounts     Number      of Accounts      Number      Accounts
                                           of          Managed          of          Managed          of        Managed
 Investment Committee Member            Accounts     ($ million)      Accounts   ($ million)      Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  John B. Rowsell                           0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Steve F. Freed                            0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Michael J. Jawor                          0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Lance Donenberg                           0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Anthony Lawler                            0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI (Class A), LLC, Man-Glenwood Lexington TEI (Class I), LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
(2) Includes both discretionary and non-discretionary.

                               PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                                          (As of September 30, 2006)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment               Other
                                              Companies                     Vehicles(1)                   Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                Total
                                                     Total Assets                Total Assets                 Assets of
                                         Number       of Accounts     Number      of Accounts     Number       Accounts
                                           of          Managed          of          Managed         of         Managed
 Investment Committee Member            Accounts     ($ million)      Accounts   ($ million)      Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  John B. Rowsell                           0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Steve F. Freed                            0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Michael J. Jawor                          0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Lance Donenberg                           0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
  Anthony Lawler                            0             0            37           5,617            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

 (1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (e.g., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager is eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle linked to the performance of the Portfolio Company. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.







--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Man-Glenwood Lexington Associates
                                            Portfolio, LLC


                                   By:      /s/ John B. Rowsell
                                            -------------------
                                            John B. Rowsell
                                            Principal Executive Officer

                                   Date:    December 1, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                   By:      /s/ John B. Rowsell
                                            -------------------
                                            John B. Rowsell
                                            Principal Executive Officer


                                   Date:    December 1, 2006


                                   By:      /s/ Alicia B. Derrah
                                            -------------------
                                            Alicia B. Derrah
                                            Principal Financial Officer

                                   Date:    December 1, 2006

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended